LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings, by type [abstract]
Schedule of Detailed Information About Borrowings

	Orion Convertible Loan (i)	Sprott Convertible Loan (ii)	Convertible Debentures (iii)	A&R Gold Prepay Agreement (iv)	Silver Purchase Agreement (v)	Other (vi)	Total
As at January 1, 2022	$32,956	$7,685	$—	$—	$—	$795	$41,436
Fair value on inception	—	—	—	41,737	29,889	—	71,626
Additions and adjustments	—	—	—	—	—	334	334
Amortization of finance costs	308	—	—	45	—	—	353
Principal repayment	—	—	—	(14,498)	(134)	(348)	(14,980)
Finance charge	6,477	1,218	—	6,720	2,692	—	17,107
As at December 31, 2022	39,741	8,903	—	34,004	32,447	781	115,876
Fair value on inception	—	—	42,459	18,108	—	—	60,567
Additions and adjustments	—	315	—	—	—	239	554
Amortization of finance costs	438	—	378	72	20	—	908
Principal repayment	—	(2,038)	—	(17,043)	(6,231)	(449)	(25,761)
Finance charge	7,790	1,291	6,930	8,691	3,427	1	28,130
As at December 31, 2023	$47,969	$8,471	$49,767	$43,832	$29,663	$572	$180,274
Less current portion	—	—	—	17,299	14,351	289	31,939
Long-term portion	$47,969	$8,471	$49,767	$26,533	$15,312	$283	$148,335
Convertible Debentures
On February 22, 2023, the Company closed a private placement offering of $65 million principal amount of secured Convertible Debentures of the Company. The Convertible Debentures bear interest at a fixed rate of 8.00% per annum and will mature on February 22, 2027. Outstanding amounts under the Convertible Debentures are convertible into common shares of the Company at any time prior to maturity at the option of the applicable respective lender (a) in the case of the outstanding principal, $3.38 per common share, and (b) in the case of accrued and unpaid interest, subject to TSX approval, at the market price of the common shares at time of the conversion of such interest.

The Convertible Debentures contain a conversion feature, a change of control feature, and a forced conversion feature that are considered embedded derivatives by the Company. The change of control feature is classified as a derivative financial liability and the forced conversion feature is classified as a derivative financial asset, both measured at FVTPL whereas the conversion feature is classified as an equity instrument measured at fair value on inception and is not subsequently remeasured. During the period ended December 31, 2023, none of the features were exercised. The change of control liability was recorded at $1.4 million at inception and nil at December 31, 2023 and the forced conversion asset was recorded at $0.9 million at inception and $0.4 million at December 31, 2023. For the year ended December 31, 2023, the Company recorded a fair value gain of $0.9 million (nil for the year ended December 31, 2022) related to the valuation of the embedded derivatives through the statement of loss as further described in Note 18 of these Financial Statements. The equity instrument was recorded at $18.9 million at inception and at December 31, 2023. Interest expense is calculated by applying the effective interest rate of 19% to the host equity component. Interest expense is included in finance expense.

Under the Convertible Debentures if a change of control occurs prior to the maturity date, the Company shall make an offer to prepay the Convertible Debentures in cash, in an amount equal to 104% of the then outstanding principal amount, plus accrued and unpaid interest on such Convertible Debentures up to, and including, the change of control purchase date. The holder of the Convertible Debentures shall have the right, at any time, to convert all or any portion of the principal amount of the Convertible Debentures into common shares of the Company at the conversion price of $3.38 per common share. The holder shall also have the option to elect to convert all or any portion of the accrued and unpaid interest into common shares at a price equal to the greater of (i) the conversion price, (ii) the current market price of the common shares on NYSE at the time of the conversion of such amounts owing, or (iii) 5-day VWAP of the common shares on the TSX. If after 120 days after the issue date and prior to the maturity date, the VWAP of the common shares of the Company as measured in U.S. dollars on the NYSE American equals or exceeds 150% of the conversion price for 20 consecutive trading days, the Company shall have right to convert all but not less than all of the principal amount of the Convertible Debentures, and subject to the approval of the TSX or any applicable stock exchange, all accrued and unpaid interest on the Convertible Debentures (however, that such conversion price of the accrued and unpaid interest must not be less than the VWAP of the common shares on the TSX during the five trading days immediately preceding the relevant date), into common shares at the conversion price.
Gold Prepay Agreement
On December 13, 2021, the Company entered into a gold prepay agreement with Orion (the "Gold Prepay Agreement"). In April 2022, the Gold Prepay Agreement was amended to adjust the quantity of the quarterly deliveries of gold, but not the aggregate amount of gold, to be delivered by the Company to Orion over the term of the Gold Prepay Agreement. Under the terms of the amended Gold Prepay Agreement, in exchange for $41.9 million, the Company is required to deliver to Orion 3,100 troy ounces of gold for the quarter ending June 30, 2022, and thereafter, 2,100 troy ounces of gold per calendar quarter until September 30, 2025, for aggregate deliveries of 30,400 troy ounces of gold.
On September 20, 2023, the Company entered into an A&R Gold Prepay Agreement with Orion pursuant to which the Company received aggregate gross proceeds of $20.0 million structured as an additional accordion under the existing Gold Prepay Agreement. On determining that the modification to the Gold Prepay Agreement was non-substantial, management accounted for the modification as an adjustment to the existing liability and used the original effective interest rate of the Gold Prepay Agreement of 24.45% to determine the fair value of the 2023 Gold Prepay Accordion. The 2023 Gold Prepay Accordion liability was recorded at fair value at inception of $18.1 million. The Company recorded a loss of $1.8 million for the year ended December 31, 2023 through the statement of loss as further described in Note 18 of these Financial Statements.

The A&R Gold Prepay Agreement is recognized as a financial liability at amortized cost and it contains an embedded derivative in relation to the embedded gold price within the agreement that is measured at FVTPL each reporting period, as further described in Note 7 (ii), Note 12 (vi) and Note 24 (d) of these Financial Statements. Interest expense is calculated by applying the effective interest rate of 24.48% to the financial liability. Interest expense is included in finance expense.

The 2023 Gold Prepay Accordion will be repaid through the delivery by the Company to Orion of 13,333 troy ounces of gold over a period of 12 quarters, being 1,110 troy ounces of gold per quarter over the delivery period with the first delivery being 1,123 troy ounces of gold. The first delivery will occur on March 31, 2024, and the last delivery will occur on December 31, 2026. As of December 31, 2023, the Company had delivered 15,700 troy ounces of gold towards the A&R Gold Prepay Agreement with Orion, leaving 28,033 troy ounces of gold remaining to be delivered under the agreement.
Silver Purchase Agreement
On December 13, 2021, in exchange for $30.0 million, the Company entered into a silver purchase and sale agreement with Orion (the "Silver Purchase Agreement"). Under the Silver Purchase Agreement, commencing April 30, 2022, the Company will deliver to Orion 100% of the silver production from the Granite Creek and Ruby Hill projects until the delivery of 1.2 million ounces of silver, after which the delivery will be reduced to 50% until the delivery of an aggregate of 2.5 million ounces of silver, after which the delivery will be reduced to 10% of the silver production solely from Ruby Hill Project. Orion will pay the Company an ongoing cash purchase price equal to 20% of the prevailing silver price. Until the delivery of an aggregate of 1.2 million ounces of silver, the Company is required to deliver the following minimum amounts of silver ("the Annual Minimum Delivery Amount") in each calendar year: (i) in 2022, 300,000 ounces, (ii) in 2023, 400,000 ounces, (iii) in 2024, 400,000 ounces, and (iv) in 2025, 100,000 ounces. In the event that in a calendar year the amount of silver delivered under the Silver Purchase Agreement is less than the Annual Minimum Delivery Amount, the Company shall make up such difference (the “Shortfall Amount”) by delivering on or before the fifteenth day of the month immediately following such calendar year (the "Delivery Deadline"). At the Company’s sole option, the obligation to make up the Shortfall Amount to Orion may be satisfied by the delivery of refined gold instead of refined silver, at a ratio of 1/75th ounce of refined gold for each ounce of refined silver. The Silver Purchase Agreement was funded April 2022.

On January 13, 2023, the Company delivered 293,509 ounces of silver to Orion in satisfaction of the 2022 Annual Minimum Delivery Amount of 300,000 ounces (6,491 ounces of silver delivered to Orion in 2022). As of December 31, 2023, the Company had delivered 305,395 ounces of silver towards the Silver Purchase Agreement with Orion. The current portion of the liability is $14.4 million at December 31, 2023, which includes 394,605 ounces in relation to the 2023 Annual Minimum Delivery Amount and 400,000 ounces in relation to the 2024 Annual Minimum Delivery Amount.

Subsequent to the year ended December 31, 2023, the 2023 Shortfall Amount Delivery Deadline was extended from January 15, 2024 to April 15, 2024, as further described in Note 26 of these Financial Statements.

The Silver Purchase Agreement is recognized as a financial liability at amortized cost and it contains two embedded derivatives as further described in Note 7 (iii) and Note 24 (d) of these Financial Statements. Interest expense is calculated by applying the effective interest rate of 12.28% to the financial liability. Interest expense is included in finance expense.

The obligations under the A&R Gold Prepay Agreement and Silver Purchase Agreement are senior secured obligations of the Company and its wholly-owned subsidiaries Ruby Hill Mining Company LLC, and Osgood Mining Company LLC, and secured against the Ruby Hill project in Eureka County, Nevada and the Granite Creek project in Humboldt County, Nevada.

Schedule of Maturity Analysis of Operating Lease Obligations	The schedule of undiscounted lease payment obligations is as follows:

December 31, 2023
Less than one year	$378
One to three years	67
More than three years	36
Total undiscounted lease liabilities	$481